SAFE liabilities - Summary of significant assumptions used in valuations of SAFEs and used to estimate the fair value of SAFE warrants issued (Details)	Jun. 30, 2026 $ / shares Y	Dec. 31, 2025 $ / shares Y	Nov. 30, 2025 Y $ / shares
SPAC probability
SAFE liabilities
Liability, measurement input	96	91
IPO probability
SAFE liabilities
Liability, measurement input	1.3	3
Change of control probability
SAFE liabilities
Liability, measurement input	1.3	3
Dissolution
SAFE liabilities
Liability, measurement input	1.3	3
Estimated time to conversion event (years)
SAFE liabilities
Liability, measurement input | Y	0.1	0.75
Fair value of common shares
SAFE liabilities
Warrants, measurement input | $ / shares	1.65	1.28	0.95
Exercise price
SAFE liabilities
Warrants, measurement input | $ / shares	1.975	1.997
Expected term
SAFE liabilities
Warrants, measurement input | Y	2.4	2.9
Expected volatility
SAFE liabilities
Warrants, measurement input	120	135	1.18
Risk-free interest rate
SAFE liabilities
Warrants, measurement input	4.06	3.49	0.03
SAFEs | SPAC probability
SAFE liabilities
Liability, measurement input		0.91	0.50
SAFEs | IPO probability
SAFE liabilities
Liability, measurement input		0.03	0.22
SAFEs | Change of control probability
SAFE liabilities
Liability, measurement input		0.03	0.22
SAFEs | Dissolution
SAFE liabilities
Liability, measurement input		0.03	0.06
SAFEs | Estimated time to conversion event (years)
SAFE liabilities
Liability, measurement input | $ / shares		2.21	3.11
SAFEs | Discount rate
SAFE liabilities
Liability, measurement input		0.3453	0.3453
SAFE Warrants | Expected term
SAFE liabilities
Warrants, measurement input | Y		2.9	3